Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 25 -	SUBSEQUENT EVENTS:

a.	Greenshoe Option:

On January 4, 2020, the Greenshoe option of the Lenders expired, with no additional exercises of the right.

b.	Increase of the Company's authorized share capital:

On January 28, 2020, the general meeting of the Company's shareholders approved an increase of the authorized share capital of the Company by an additional 1,250,000,000 ordinary shares, and to amend and restate the articles of association of the Company to reflect the same. As of the date hereof, the authorized share capital of the Company is comprised of 1,500,000,000 ordinary shares.

c.	Effect of Coronavirus

In December 2019, a strain of coronavirus was reported to have surfaced in Wuhan, China, and in 2020 has reached most countries, resulting in government-imposed quarantines, travel restrictions and other public health safety measures in China, the USA, Israel, and other affected countries. The various precautionary measures taken by many governmental authorities around the world in order to limit the spread of the Coronavirus, which has affected and could have an adverse effect on the global markets and its economy, including the demand for consumables, products and services, as well as on the availability and pricing of employees, resources, materials, manufacturing and delivery efforts and other aspects of the global economy.

Also, organizations of all sizes and types have closed their offices, instructing employees to remain at home and work remotely. Many organizations are not equipped to provide their entire work force with remote access to corporate resources, for both on-premise and cloud environments. Some organizations do not have remote access technologies, while others have solutions that were built for the organization's remote workers and travellers, but not for the entire work force.

At this point, the extent to which the coronavirus may impact our results is uncertain. On one hand, as the Company's growth strategy includes plans to enter or expand into the Chinese market and surrounding, it could negatively impact such plans. On the other hand, as the Company's leading product provides secure access remote solutions for on-premise and hybrid cloud environments, and in light of the increased remoted work needs as described above, it could potentially affect our growth.

The global effects of the coronavirus are difficult to assess or predict with meaningful precision since actual effects will depend on many factors beyond our control and knowledge at this stage, however, it may have an impact on our growth rate in the second quarter of 2020, or later.

d.	Post financial statements date conversions and exercises

During the period from January 1, 2020 until the financial statements date, 248,889 pre-funded warrants (9,955,560 ordinary shares) were exercised in exchange for aggregate exercise amounts of $249. Also, one Lender converted debentures at the amount of $315,000 into 100,000 ADSs (4,000,000 ordinary shares).